FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	CUMMINS STOCK
The Cummins Inc. common stock investment is tracked on a unitized basis, and consists of Cummins Inc. common stock, and funds held in the Northern Trust Collective Short-Term Investment Fund sufficient to meet the daily cash needs of the unitized fund. The value of a unit reflects the combined market value of Cummins Inc. common stock, valued at the quoted market price, and the cash investments held by the Cummins Inc. common stock. The following is the Master Trust’s investment in Cummins Inc. common stock excluding funds held in the Northern Trust Collective Short-Term Investment Fund:

	December 31,
	2025	2024
Number of shares	2,054,938	2,185,371
Fair value	$1,048,943,101	$761,820,330

FAIR VALUE MEASUREMENTS
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy are described as follows:
•Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Master Trust has the ability to access.
•Level 2: Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
•Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The following table sets forth by level, within the hierarchy, the Master Trust’s assets measured at fair value on a recurring basis:

	December 31, 2025		December 31, 2024
Master Trust level assets	Fair Value	Level 1	Fair Value	Level 1
Registered investment companies	$138,692,527	$138,692,527	$361,788,044	$361,788,044
Common stock	1,048,943,101	1,048,943,101	761,820,330	761,820,330
Total assets in the fair value hierarchy	1,187,635,628	$1,187,635,628	1,123,608,374	$1,123,608,374
Common/collective trust funds*	5,942,356,197		4,880,564,583
Investments at fair value	$7,129,991,825		$6,004,172,957

* Common/collective trust funds are measured at fair value using the net asset value per share or its equivalent as a practical expedient and are therefore not required to be classified in the fair value hierarchy.

The following table sets forth the Master Trust's assets valued at NAV as of December 31, 2025:

	Fair Value	Unfunded Commitments	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Restrictions
Vanguard Target Retirement Trusts	$3,631,365,005	None	Daily	None	None
Northern Trust Collective S&P 500 Index Fund	943,391,661	None	Daily	None	None
Northern Trust Collective ACWI Ex-US Fund	86,310,743	None	Daily	None	None
Northern Trust Collective Aggregate Bond Index Fund	83,314,971	None	Daily	None	None
Sprucegrove International Fund	65,821,784	None	Daily	None	5 days
Loomis Sayles Large Growth Fund	542,785,603	None	Daily	None	None
Aristotle Collective Investment Trust Fund	58,507,110	None	Daily	None	5 days
Northern Trust Collective Short Term Investment Fund	10,304,134	None	Daily	None	None
Capital Group Growth Fund of America Trust Fund	133,070,999	None	Daily	None	5 days
BNY Mellon Walter Scott International Fund	47,275,784	None	Daily	None	None
Aristotle Collective Trust Investment Trust Small/Mid Capital Equity	38,928,436	None	Daily	None	5 days
Earnest Partners Multiple Investment Trust	39,172,103	None	Daily	None	5 days
PIMCO Total Return Fund	17,434,660	None	Daily	None	5 days
Vanguard Extended Market Index	244,673,204	None	Daily	None	None

The following table sets forth the Master Trust's assets valued at NAV as of December 31, 2024:

	Fair Value	Unfunded Commitments	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Restrictions
Vanguard Target Retirement Trusts	$3,098,617,547	None	Daily	None	None
Northern Trust Collective S&P 500 Index Fund	819,491,629	None	Daily	None	None
Northern Trust Collective ACWI Ex-US Fund	38,032,572	None	Daily	None	None
Northern Trust Collective Aggregate Bond Index Fund	62,629,776	None	Daily	None	None
Sprucegrove International Fund	61,327,596	None	Daily	None	10 days
Loomis Sayles Large Growth Fund	493,510,324	None	Daily	None	None
Aristotle Collective Investment Trust Fund	53,890,837	None	Daily	None	5 days
Northern Trust Collective Short Term Investment Fund	11,786,374	None	Daily	None	None
Capital Group Growth Fund of America Trust Fund	116,793,568	None	Daily	None	5 days
BNY Mellon Walter Scott International Fund	42,255,794	None	Daily	None	None
Aristotle Collective Trust Investment Trust Small/Mid Capital Equity	41,731,971	None	Daily	None	5 days
Earnest Partners Multiple Investment Trust	40,496,595	None	Daily	None	5 days